Performance Management - (Allspring Managed Account CoreBuilder Shares Series CP) - (Allspring CoreBuilder Shares - Series CP)	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Performance shown does not reflect the impact of the asset-based fee paid by shareholders to the sponsor of the wrap-fee program in which they participate.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024
	Inception Date of Share Class	1 Year	5 Year	Since Inception
Class (before taxes)	6/2/2021	3.47%	-	-0.55%
Class (after taxes on distributions)	6/2/2021	1.45%	-	-2.30%
Class (after taxes on distributions and the sale of Fund Shares)	6/2/2021	2.03%	-	-1.16%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		1.25%	-	-1.79%

Series CP
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Allspring Managed Account CoreBuilder® Shares - Series CP as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2025 is +6.21%
Bar Chart, Year to Date Return	6.21%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	7.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	(6.84%)
Lowest Quarterly Return, Date	Jun. 30, 2022